Income Taxes - Summary of Allocation of Income Tax Expense to Comprehensive Income (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Major components of tax expense (income) [abstract]
Income tax expense as per the consolidated statement of income	₨ 28,946	$ 382	₨ 30,345	₨ 24,799
Income tax included in other comprehensive income on:
Gains/(losses) on investment securities	242		226	(230)
Gains/(losses) on cash flow hedging derivatives	14		1,013	(1,165)
Remeasurements of the defined benefit plans	3		111	(196)
Total income taxes	₨ 29,205		₨ 31,695	₨ 23,208